SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

On July 29, 2025, the Company entered into a sales agreement with Chardan Capital Markets LLC (“Chardan”) (which is acting as placement agent to the Company in connection with the Private Placement) under which the Company may issue and sell ordinary shares from time to time through Chardan as sales agent. The Company may sell ordinary shares having an aggregate gross sales price of up to $10,950,000.

Sales of ordinary shares, if any, will be made at market prices by any method that is deemed to be an “at the market offering.” On August 1, 2025, the Company sold 106,200 ordinary shares for an aggregate amount of $228,629 net of $7,081 transaction cost.

On July 29, 2025, the Company entered into a Securities Purchase Agreement (the “Initial Purchase Agreement”) for a private placement transaction with certain institutional and other accredited investors, pursuant to which the Company agreed to sell and issue (i) 1,000,000 ordinary shares of the Company, par value NIS 0.00286 per share, (ii) Pre-funded warrants to purchase up to 1,500,000 Ordinary Shares, and (iii) warrants to acquire 5,000,000 Ordinary Shares. The purchase price per Share and Ordinary Warrants is $2.00 and the purchase price per Pre-Funded Warrant and accompanying Ordinary Warrants is $1.999.

The Company received gross proceeds of $5.0 million from the Initial Private Placement, before deducting fees to the placement agent and offering expenses payable by the Company.

The Company used a portion of the net proceeds from the Initial Private Placement to repay a portion of its outstanding promissory notes and intends to use the remainder for general corporate purposes as determined by the Company’s board of directors.

On July 29, 2025, the Company entered into an additional Securities Purchase Agreement for a private placement transaction with certain institutional and other accredited investors, pursuant to which the Company agreed to sell and issue an aggregate of 170,485,350 Ordinary Shares and in lieu of Ordinary Shares to investors that so choose (or are required, for the purpose of not exceeding the Ownership Cap), pre-funded warrants to purchase up to 5,000,000 Ordinary Shares. The purchase price per Share is $1.00 and the exercise price per Pre-Funded Warrant is $0.001.

The Initial Pre-Funded Warrants will be immediately exercisable and will not expire until exercised in full. The Subsequent Pre-Funded Warrants will be exercisable following (i) such date, if ever, that the Company’s shareholders approve an amendment to the Company’s articles of association to increase the registered share capital of the Company to a number of Ordinary Shares sufficient to allow for the full issuance of the Subsequent Shares and the full exercise of the Subsequent Pre-Funded Warrants and will not expire until exercised in full. The initial exercise price of the Pre-Funded Warrants is $0.001 per underlying Ordinary Share. The exercise price and number of Ordinary Shares issuable upon exercise of the Pre-Funded Warrants will be subject to adjustment in the event of share dividends, share splits, recapitalization or similar events affecting the Ordinary Shares. A holder may not exercise any portion of such holder’s Pre-Funded Warrants to the extent that the holder would own more than 4.99% or 9.99% of the Company’s outstanding Ordinary Shares immediately after exercise, as applicable, which percentage may be increased by the holder to a maximum of 19.99% pursuant to the requirements of applicable rules.

ZOOZ POWER LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

(Unaudited)

The Ordinary Warrants will be exercisable commencing on the Initial Exercise Date and may be exercised for five years from the Initial Exercise Date at an exercise price of $3.06 per underlying Ordinary Share. The exercise price and number of Ordinary Shares issuable upon exercise of the Ordinary Warrants will be subject to adjustment in the event of share dividends, share splits, recapitalization or similar events affecting the Ordinary Shares. A holder may not exercise any portion of such holder’s Ordinary Warrants to the extent that the holder would own more than 4.99% or 9.99% of the Company’s outstanding Ordinary Shares immediately after exercise, as applicable, which percentage may be increased by the holder up to the Ownership Cap.

Contemporaneously with the execution of the Purchase Agreements, the Company entered into a Sponsor Support Agreement with Forest Hill 18, LP, a Delaware limited partnership, pursuant to which, among other things, the Sponsor agreed to provide services, prior to the Initial Purchase Agreement, services rendered relating to the Company’s consideration received in the Initial Purchase Agreement, and, following the Initial Purchase Agreement, services relating to the digital asset ecosystem, including bitcoin and related digital assets, developments in digital asset industries, the selection of third-party vendors with respect to asset management and related digital asset services and other strategic advice regarding the Company’s bitcoin treasury strategy. The Sponsor shall be entitled to receive, on a quarterly basis, an advisory fee equal to twelve and a half basis points (0.125%) of the value of the crypto-currency assets held by the Company.

In consideration of the services, the Company has agreed to issue to the Sponsor such number of Ordinary Shares equal to 5.0% of the total number of Ordinary Shares outstanding on a fully diluted, as converted basis, following the completion of the Initial Closing. Subject to shareholder approval, at, and as part of the completion of, the Subsequent Closing, the Company has agreed to sell to the Sponsor that number of Units that is equal to 5.0% of the total number of Ordinary Shares outstanding on a fully-diluted, as converted basis, as have been or are being issued by the Company following the completion of the Subsequent Closing. The purchase price per Unit will be the greater of: (x) U.S. $0.01 and (y) the then-existing nominal (par) value of an Ordinary Share.

Each “Unit” will consist of one (1) Ordinary Share and (y) three (3) warrants, each to purchase one (1) Ordinary Share. The Sponsor Warrants, issued in three tranches, will be exercisable commencing on the Initial Exercise Date and may be exercised for five years from the initial exercise date at an exercise price of $1.50, $2.00 and $3.00, respectively, per underlying Ordinary Share.

To the extent the Company grants rights to have securities registered with the SEC to investors in the future during the term of the Sponsor Support Agreement, the Company has agreed that the Sponsor shall be granted the same rights and be subject to the same obligations and restrictions as such investors, and shall be made party to any applicable registration rights agreement entered into in connection with any such future financing.

The Sponsor Support Agreement shall continue for an initial term of ten (10) years and will terminate as permitted therein.

Subject to the Initial Closing, the Company’s board of directors has appointed Jordan Fried to the position of Chief Executive Officer and to serve on the Company’s board of directors.

In consideration for his services, the Company will pay Mr. Fried $1.00 per year and will grant him, subject to shareholder approval and in connection with the Subsequent Closing, equity-based compensation in the form of performance-based restricted stock units constituting 5% of all outstanding shares of the Company on a fully-diluted basis as of the date of grant (which shall be the date of the Subsequent Closing)(the “CEO RSUs”).

ZOOZ POWER LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

(Unaudited)

The CEO RSUs shall vest ratably over a 4 year period commencing on the date of grant, subject to Mr. Fried remaining in service as of each applicable vesting date: 25% upon the 12 month anniversary of the date of grant, and at a rate of 1/48 of the number of CEO RSUs for each full calendar month thereafter (such that 100% of the CEO RSUs shall be vested as of the fourth anniversary of the date of grant). Notwithstanding the foregoing, 25% of the then-remaining unvested CEO RSUs next scheduled to vest, to the extent any CEO RSUs remain unvested (or, if less than 25% of the CEO RSUs remain unvested, all of the then-remaining unvested CEO RSUs), shall accelerate and immediately vest upon the attainment of each of the following share price thresholds (“Share Price Thresholds”), subject to Mr. Fried remaining in service as of the date of achievement of the applicable Share Price Threshold: (i) $10.00, (ii) $15.00, (iii) $20.00, and (iv) $25.00.

In consideration for his relentless efforts and contribution to the Private Placement and the Company’s strategic business turnaround and in addition to his current compensation as previously approved by our shareholders, the Compensation Committee and the Board of Directors (each as in effect prior to the Initial Closing) approved the payment and grant to the Chairman of the Board of Directors, Mr. Cohen of the following:

● a one-time cash bonus of 1% of the amount of proceeds raised by the Company through the Subsequent Closing, up to a cap of $2,000,000 and subject to Mr. Cohen remaining in service as of the Subsequent Closing.

● A one-time equity-based grant in the form of performance-based restricted stock units constituting 2.5% of all outstanding Ordinary Shares of the Company (on a fully-diluted basis) as of the date of grant (which shall be the date of the Subsequent Closing), and of the Subsequent Shares (the “Chairman RSUs” and together with the Chairman Bonus, the “Chairman Bonus Package”), which are equal to 837,963 Chairman RSUs with respect to 837,963 Ordinary Shares. All other terms of the Chairman RSUs shall be identical to the terms of the CEO RSUs as detailed above.

The Chairman RSUs shall vest ratably over a 4 year period commencing on the date of grant, subject to Mr. Cohen remaining a member of the Board of Directors as of each applicable vesting date: 25% upon the 12 month anniversary of the date of grant, and at a rate of 1/48 of the number of Chairman RSUs for each full calendar month thereafter (such that 100% of the Chairman RSUs shall be vested as of the fourth anniversary of the date of grant).

Keywise Discovery Master Fund (“Keywise”), a Cayman Islands fund, has committed to invest $8 million in the Subsequent Private Placement in exchange for Ordinary Shares (of which an amount of $2 million may be paid in exchange for Pre-Funded Warrants, if so chosen by Keywise). The general partner of Keywise is Keywise Capital Management, a Cayman Island company controlled by Mr. Fang Zheng, who also serves as the fund manager of Keywise.

Mr. Zheng is one of our directors, who as of June 30, 2025, holds approximately 2,369,550 Ordinary Shares representing 19.5 % of our issued and outstanding share capital (includes (i) 150,000 Ordinary Shares held by Fang Zheng, and (ii) 2,219,550 Ordinary Shares held by Keyarch Global Sponsor Limited) and is also one of the Purchasers in the Subsequent Private Placement. The Ordinary Share ownership figure disclosed above does not include 1,120,000 Ordinary Shares placed in escrow at the closing of the business combination and which may be released to Keyarch if, during the earnout period, the Company achieves certain milestones detailed in the Business Combination Agreement.